Acquisitions (Narrative) (Details) (USD $)	0 Months Ended
Jul. 01, 2011
Business Acquisition [Line Items]
Payment for purchase of assets	$ 1,600,000
Bemag Transformer Inc. [Member]
Business Acquisition [Line Items]
Transaction value	9,061,000
Debt repaid at closing	2,830,000
Identifiable intangible assets having finite lives	900,000
Identifiable intangible assets having finite lives, weighted average remaining useful life	13 years 6 months
Indefinite-lived intangible assets acquired	600,000
Goodwill	1,400,000
Transaction costs incurred	$ 300,000